Financial Income and Other Items, Net	12 Months Ended
Dec. 31, 2017
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Financial Income and Other Items, Net
7)	FINANCIAL INCOME AND OTHER ITEMS, NET

The detail of the line item “Financial income and other items, net” in 2017, 2016 and 2015 was as follows:

		2017	2016	2015
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)	Ps	4,164	—	—
Financial income		338	402	318
Results from financial instruments, net (notes 13.2 and 16.4)		161	113	(2,729)
Foreign exchange results		(26)	5,004	1,970
Effects of NPV on assets and liabilities and others, net		(1,021)	(1,030)	(892)

	Ps	3,616	4,489	(1,333)